Submission	Mar. 30, 2026
Submission [Line Items]
Central Index Key	0001479247
Registrant Name	United States Commodity Index Funds Trust
Registration File Number	333-268247
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	United States Commodity Index Funds Trust
Street 1	1850 MT. DIABLO BLVD.
Street 2	SUITE 640
City	WALNUT CREEK
State or Country Code	CA
Zip Code	94596
Reporting FY End Date	Dec. 31, 2025